Commitments and Contingencies	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 7 – COMMITMENTS AND CONTENGENCIES

In September 30, 2018, the Company was involved with litigation with a former vendor in California. The Company was served with a judgment to pay $13,228 for past services received by the Company. The Company has accrued for these amounts as of September 30, 2018.